Loans Receivable Held for Investment, Aging of Recorded Investment in Past Due Loans by Loan Type (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	$ 84	$ 18	$ 35
Current	364,924	401,011	358,450
Gross loans receivable	365,008	401,029	358,485
30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	76	18	35
60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	8	0	0
Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Single Family [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		18	35
Current		73,094	92,142
Gross loans receivable		73,112	92,177
Real Estate [Member] | Single Family [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		18	35
Real Estate [Member] | Single Family [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Real Estate [Member] | Single Family [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Real Estate [Member] | Multi-Family [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Current		289,043	233,309
Gross loans receivable		289,043	233,309
Real Estate [Member] | Multi-Family [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Real Estate [Member] | Multi-Family [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Real Estate [Member] | Multi-Family [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due		0	0
Real Estate [Member] | Commercial Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Current	20,086	14,818	5,800
Gross loans receivable	20,086	14,818	5,800
Real Estate [Member] | Commercial Real Estate [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Commercial Real Estate [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Commercial Real Estate [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Church [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Current	17,431	20,648	25,096
Gross loans receivable	17,431	20,648	25,096
Real Estate [Member] | Church [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Church [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Church [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Current	1,672	3,125	1,872
Gross loans receivable	1,672	3,125	1,872
Real Estate [Member] | Construction [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Construction [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Real Estate [Member] | Construction [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Commercial - Other [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Current	302	262	226
Gross loans receivable	302	262	226
Commercial - Other [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Commercial - Other [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Commercial - Other [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Consumer [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Current	8	21	5
Gross loans receivable	8	21	5
Consumer [Member] | 30-59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Consumer [Member] | 60-89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	0	0	0
Consumer [Member] | Greater than 90 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Loan Type [Abstract]
Total Past Due	$ 0	$ 0	$ 0